Premises and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Premises and Equipment

Note 5 - Premises and Equipment

	December 31,
	2011	2010

Land	$919,753	$919,753
Buildings and improvements	2,368,327	2,363,327
Accumulated depreciation	(1,201,304)	(1,146,718)
	1,167,023	1,221,609

Leasehold improvements	203,518	203,518
Accumulated amortization	(131,259)	(115,192)

	72,259	88,326

Furniture, fixtures and equipment	709,889	500,164
Accumulated depreciation	(491,867)	(442,032)

	218,022	58,132

	$2,377,057	$2,287,820